Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Material Related Party Transactions

During the years ended June 30, 2024, 2025 and 2026, other than disclosed elsewhere, the Group had the following material related party transactions.

Name of related parties	Relationship with the Group

Mr. Huiyu Zhan	The Founder of Shenzhen Letsvan
Yuhuatongxing (Beijing) Cultural Development Co., Ltd. (“Yuhuatongxing”)	Entity significantly influenced by the Group
Nanjing Shangdehehua Equity Investment Partnership (Limited Partnership) (“Nanjing Shangde Hehua”)	Entity significantly influenced by the Group

Schedule of Related Party Transactions	The related party transactions entered into during the years ended June 30. 2024, 2025 and 2026 were as follows:
	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Revenue from a related party (1)
Sales of pop toy products	-	1,503	26,975
Others	-	-	2,318
Total	-	1,503	29,293

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Services received from a related party (1)
IP license fee included in cost of revenues	-	-	10,402
Promotion service fee included in sales and marketing expenses	-	2,472	9,403

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Other transactions
Payment for acquisition of non-controlling interests in Shenzhen Letsvan (2)	-	2,800	45,200
Lending to Mr. Zhan (3)	-	-	17,290
Nanjing Shangde Hehua(4)	-	-	7,252
Capital contribution of non-controlling interest from a related party	-	513	-
Lending to an equity investee of the Group	-	113	-

Schedule of Outstanding Balance Due from/to Related Parties
(b)	The outstanding balance due from/to related parties as of June 30, 2025 and 2026 were as follows:

	As of June 30,
	2025	2026
	RMB	RMB

Due from related parties
Mr. Zhan (3)	-	17,190
Due from Yuhuatongxing (1)	1,440	8,933
Due from an equity investee of the Group	137	108
Total	1,577	26,231

	As of June 30,
	2025	2026
	RMB	RMB

Due to related parties
Due to Yuhuatongxing (1)	2,621	17,637
Due to a non-controlling shareholder (2)	700	-
Total	3,321	17,637

Note:

(1)	In January 2025, the Group, Tianjin Yihua Management Consulting Co., Ltd. (“Tianjin Yihua”), a wholly-owned subsidiary of YH Entertainment Group (a company listed on the Main Board of the Stock Exchange of Hong Kong Limited (stock code: 2306)), and Yuhuatongxing, entered into a strategic cooperation framework agreement, which was subsequently supplemented and amended (the “Strategic Cooperation Framework Agreements”). Pursuant to the Strategic Cooperation Framework Agreements,

a)	Yuhuatongxing acts as an authorized distributor of the Group and pays the Group for the pop toy products purchased.

b)	Yuhuatongxing receives service fees from the Group for the provision of promotion services.

c)	The Company designs, manufactures and sells pop toys incorporating certain IPs licensed from Yuhuatongxing, as well as co-developed pop toys that combine IPs owned by both parties. For sales of the above-mentioned products, the Company pays Yuhua sales-based royalties as IP license fees.

Given the Group’s payments to Yuhuatongxing are in exchange for distinct marketing services and licenses priced at fair value, the Group recorded the services received from Yuhuatongxing as selling and marketing expenses and cost of sales, rather than as a reduction of revenue derived from sales of pop toy products.

(2)	As described in Note 20, during the year ended June 30, 2025, the Group acquired a 0.88% equity interests of Shenzhen Letsvan from a non-controlling shareholder for a total consideration of RMB3,500, of which RMB2,800 was paid as of June 30, 2025 with the remaining RMB700 paid in July 2025. During the year ended June 30, 2026, the Group acquired a 4.5% equity interests from certain related parties (including certain employees and an equity method investee) for a total of cash consideration of RMB44,500, all of which was settled as of June 30, 2026.

(3)	During the year ended June 30, 2026, to facilitate the Company’s acquisition of Shenzhen Letsvan non-controlling interests held by Mr. Zhan (Note 20), the Group lent RMB17.3 million to Mr. Zhan, which is an interest-free loan and repayable upon the completion of the acquisition, and within the repayment period notified by the Group. As of June 30, 2026, the loan remained outstanding.

(4)	During the year ended June 30, 2026, the Group received a distribution of RMB7,252 from Nanjing Shangde Hehua. As the distribution was funded from proceeds relating to the acquisition of Shenzhen Letsvan (Note 20), the distribution was accounted for as an elimination of an upstream transaction with an equity method investee, with a corresponding credit to additional paid-in capital.

Schedule of Loans Guaranteed by Related Party	Loans guaranteed by a related party as of June 30, 2025 and 2026 were as follows:
	As of June 30,
	2025	2026
	RMB	RMB

Due from other related parties	5,100	-